Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Pension liabilities	kr 57	kr 82	kr 83	kr 80
Long term employee benefit	4	8
Off balance, expected credit losses	7	9
Total	kr 68	kr 99